Summary Of Significant Accounting Policies (Stock-Based Compensation) (Details) (USD $)	12 Months Ended
	May 27, 2012 Y	May 29, 2011 Y	May 30, 2010 Y
Accounting Policies [Abstract]
Weighted-average fair value (dollars per share)	$ 14.31	$ 12.88	$ 10.74
Dividend yield (percentage)	3.50%	3.00%	2.80%
Expected volatility of stock (percentage)	39.40%	39.10%	40.60%
Risk-free interest rate (percentage)	2.10%	2.20%	3.00%
Expected option life (years)	6.5	6.7	6.6